Board of Directors	12 Months Ended
Dec. 31, 2023
Board of Directors
Board of Directors

(G.4) Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2023

Christian Klein

Chief Executive Officer

Strategy & Operations, Corporate Development, Sustainability, Business AI, and Compliance

Supervisory Board, adidas AG, Herzogenaurach, Germany

Dominik Asam (from March 7, 2023)

Chief Financial Officer

Global Finance and Administration including Legal, Investor Relations, Internal Audit, Data Protection & Export Control

Supervisory Board, Bertelsmann Management SE and Bertelsmann SE & Co. KGaA, Guetersloh, Germany

Sabine Bendiek (until December 31, 2023)

Chief People & Operating Officer, Labor Relations Director

HR Strategy, Business Transformation, Leadership Development, Talent Development

Supervisory Board, Schaeffler AG, Herzogenaurach, Germany

Juergen Mueller

Chief Technology Officer

Technology & Innovation

Technology and Innovation Strategy, SAP Business Technology Platform including Data Management, Analytics and Planning, Integration, Application Development Capabilities, Global Security

Scott Russell

Customer Success

Global Field Organization including Sales, Services, Partner Ecosystem, Customer Engagement, Working Capital Management

Thomas Saueressig

SAP Product Engineering

Global Responsibility for all SAP Business Software Applications, Cloud Operations and Support, Cross-Development Functions, SAP Enterprise Adoption Organization, Emarsys

Board of Directors, Nokia Corporation, Espoo, Finland

Gina Vargiu-Breuer (from February 1, 2024)

People & Culture, Labor Relations Director

Julia White

Chief Marketing and Solutions Officer

Global Marketing, Corporate Communications, Government Affairs

Executive Board Members Who Left During 2023

Luka Mucic (until March 31, 2023)

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2023

Prof. Dr. h.c. mult. Hasso Plattner [2,4,6,8]

Chairperson

Lars Lamadé[1,2,4,8]

Deputy Chairperson

Head of Global Sponsorships

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Manuela Asche- Holstein[3,7,8]

Industry Advisor Expert, SAP Germany SE & Co. KG, Walldorf, Germany

Aicha Evans[2,4,6,7]

Chief Executive Officer and Member of the Board of Directors, Zoox, Inc., Foster City, CA, United States

Board of Directors, Joby Aviation LLC, Santa Cruz, CA, United States

Margret Klein-Magar[1,2,3,4]

Vice President, Head of SAP Alumni Relations

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Monika Kovachka-Dimitrova[1,2,4,7]

Chief Operations Expert

Member of the SAP SE Works Council (Europe)

Peter Lengler[1,3,7,8]

Value Advisor Expert

Member of the SAP Germany SE & Co. KG Works Council

Jennifer Xin-Zhe Li3, 5

General Partner of Changcheng Investment Partners, Beijing, China

Board of Directors, ABB Ltd., Zurich, Switzerland

Board of Directors, Kone Oy, Espoo, Finland (until February 28, 2023)

Board of Directors, Full Truck Alliance Co. Ltd., Nanjing, Jiangsu, China, and Cayman Islands

Dr. Qi Lu4, 7, 8

CEO, MiraclePlus Ltd., Beijing, China

Board of Directors, Pinduoduo Inc., Shanghai, China

Chairperson of the Board of Directors, Pine Field Holding Limited, Cayman Islands

Chairperson of the Board of Directors, Pine Field Holding Limited, Hong Kong, China

Chairperson of the Board of Directors, Pine Field Ltd., Beijing, China

Gerhard Oswald[3,4,7]

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Advisory Board, appliedAI Initiative GmbH, Munich, Germany (from January 1, 2024)

Christine Regitz[1,2,4,5]

Vice President, Global Head of SAP Women in Tech

Supervisory Board, Schloss Dagstuhl – Leibniz Center for Informatics, Wadern, Germany

Supervisory Board, HV Capital Manager GmbH, Munich, Germany

Dr. h. c. Punit Renjen (from May 11, 2023)

Independent Management Consultant

Dr. Friederike Rotsch2, [3,6,7]

General Counsel, Deutsche Bank AG, Frankfurt am Main, Germany

Heike Steck[1,2,4], 5, 7

Senior Operations Manager

Member of the SAP SE Works Council and Member of the SAP SE Works Council (Europe)

Helmut Stengele

On Early Retirement, SAP Germany SE & Co. KG, Walldorf, Germany

Dr. Rouven Westphal[2,4,5,6,8]

Member of the Executive Board of the Hasso Plattner Foundation, Potsdam, Germany, and Managing Director of the General Partner of HPC Germany GmbH & Co. KG, Potsdam, Germany

Advisory Board, Sharks Sports & Entertainment LLC, San José, CA, United States

Dr. Gunnar Wiedenfels[2,3,5,6]

Chief Financial Officer, Warner Bros. Discovery, Inc., New York, NY, United States

Board of Directors, OWN LLC, West Hollywood, CA, United States

Board of Directors, Speechagain, Inc., New York, NY, United States

James Wright[1,3,5,8]

Member of the SAP SE Works Council (Europe)

Supervisory Board Members Who Left During 2023

Prof. Dr. Gesche Joost (until May 11, 2023)

Professor for Design Research and Head of the Design Research Lab, Berlin University of the Arts

1 Appointed by the SAP SE Works Council (Europe)
2 Member of the Company’s Personnel and Governance Committee
3 Member of the Company’s Audit and Compliance Committee
4 Member of the Company’s Technology and Strategy Committee
5 Member of the Company’s Finance and Investment Committee
6 Member of the Company’s Nomination Committee
7 Member of the Company’s People and Culture Committee
8 Member of the Company’s Go-To-Market and Operations Committee